Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	DREYFUS PREMIER WORLDWIDE GROWTH FUND INC
Central Index Key	0000897569
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
DREYFUS WORLDWIDE GROWTH FUND | Class A
Risk/Return:
Trading Symbol	PGROX
DREYFUS WORLDWIDE GROWTH FUND | Class C
Risk/Return:
Trading Symbol	PGRCX
DREYFUS WORLDWIDE GROWTH FUND | Class I
Risk/Return:
Trading Symbol	DPWRX
DREYFUS WORLDWIDE GROWTH FUND | Class Y
Risk/Return:
Trading Symbol	DPRIX